ORDINARY SHARES (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended		0 Months Ended	1 Months Ended								0 Months Ended			4 Months Ended		12 Months Ended					1 Months Ended
	Dec. 31, 2014 CNY	Dec. 31, 2010 USD ($)	May 21, 2014 Class A ordinary shares	May 31, 2011 Class A ordinary shares	Dec. 31, 2010 Class A ordinary shares USD ($) Vote	Dec. 31, 2014 Class A ordinary shares USD ($)	Oct. 31, 2014 Class A ordinary shares	Sep. 30, 2014 Class A ordinary shares	May 21, 2014 Class A ordinary shares USD ($)	Dec. 31, 2013 Class A ordinary shares USD ($)	Dec. 31, 2012 Class A ordinary shares	May 21, 2014 Class A ordinary shares Alibaba and Yunfeng Capital USD ($)	Jan. 06, 2012 Class A ordinary shares Trade Lead	Aug. 23, 2012 Class A ordinary shares Tudou	Dec. 31, 2012 Class A ordinary shares Tudou	Aug. 23, 2012 Class A ordinary shares Tudou	Dec. 31, 2013 Class A ordinary shares Tudou Mr. Gary Wang	Dec. 31, 2014 Class B ordinary shares USD ($)	Dec. 31, 2013 Class B ordinary shares USD ($)	Dec. 31, 2010 Class B ordinary shares USD ($) Vote	Aug. 23, 2012 Class B ordinary shares Tudou	Dec. 31, 2010 Convertible redeemable preferred shares	May 21, 2014 ADS shares, Class A USD ($)
ORDINARY SHARES
Authorized share capital		$ 100
Shares of common stock authorized					9,340,238,793	9,340,238,793				9,340,238,793								659,761,207	659,761,207	659,761,207
Par value of ordinary shares (in dollars per share)					$ 0.00001	$ 0.00001				$ 0.00001								$ 0.00001	$ 0.00001	$ 0.00001
Number of votes per ordinary share					1															4
Number of shares of Class A into which each share of Class B may be converted					1
Amount invested	7,379,964											$ 1,198,397
Shares of common stock issued				151,380,000	328,047,390							707,250,870
Shares automatically converted into ordinary shares upon IPO (in shares)																						1,202,475,813
Number of Class A ordinary shares issued to the holders of warrants					12,452,848
Number of Class A ordinary shares issued or issuable													6,202,179	834,109,274	834,109,274		4,495,014
Shares of common stock outstanding						2,834,270,299				2,356,529,401								645,691,903	659,561,893
Purchase price									$ 1.6944														$ 30.50
Number of shares represented by each American depository share						18	18	18	18	18	18					18					4
Class A shares issued from Class B conversion			13,869,990